UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:    October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2018 is set forth below.

Schedule of Investments(a)

PowerShares Active U.S. Real Estate Fund (PSR)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 2.9%
5,889	Empire State Realty Trust, Inc., Class A	$115,130
6,732	Liberty Property Trust	278,772
10,051	Washington Real Estate Investment Trust	288,062

		681,964

	Health Care - 8.0%
18,097	Healthcare Realty Trust, Inc.	540,557
22,456	Physicians Realty Trust	366,033
5,456	Ventas, Inc.	305,372
11,550	Welltower, Inc.	692,654

		1,904,616

	Hotel & Resort - 5.7%
9,606	Apple Hospitality REIT, Inc.	187,221
2,691	Chesapeake Lodging Trust	73,653
17,402	Host Hotels & Resorts, Inc.	361,265
19,863	Park Hotels & Resorts, Inc.	574,239
10,267	Sunstone Hotel Investors, Inc.	172,999

		1,369,377

	Industrial - 6.1%
6,333	DCT Industrial Trust, Inc.	374,850
10,937	Prologis, Inc.	712,108
12,963	Rexford Industrial Realty, Inc.	384,872

		1,471,830

	Office - 9.5%
4,332	Alexandria Real Estate Equities, Inc.	561,860
3,626	Boston Properties, Inc.	448,573
7,281	Douglas Emmett, Inc.	281,556
20,621	Hudson Pacific Properties, Inc.	659,253
4,414	Kilroy Realty Corp.	314,807

		2,266,049

	Residential - 13.8%
7,725	American Campus Communities, Inc.	297,103
11,058	American Homes 4 Rent, Class A	229,896
2,843	AvalonBay Communities, Inc.	484,447
11,190	Education Realty Trust, Inc.	369,606
2,333	Equity LifeStyle Properties, Inc.	201,385
10,545	Equity Residential	649,677
2,993	Essex Property Trust, Inc.	697,309
6,740	Invitation Homes, Inc.	151,583
2,540	Sun Communities, Inc.	225,654

		3,306,660

	Retail - 16.5%
3,773	Acadia Realty Trust	92,665
5,192	Federal Realty Investment Trust	627,194
15,149	GGP, Inc.	348,881
4,410	Macerich Co. (The)	284,754
13,130	Realty Income Corp.	698,385
5,916	Regency Centers Corp.	372,175
8,033	Retail Opportunity Investments Corp.	147,566
8,446	Simon Property Group, Inc.	1,379,823

		3,951,443

	Specialized - 37.5%
11,955	American Tower Corp.	1,765,753
14,211	Crown Castle International Corp.	1,602,574
5,181	CyrusOne, Inc.	298,892
3,843	Digital Realty Trust, Inc.	430,224
2,491	Equinix, Inc.	1,133,878
6,422	Extra Space Storage, Inc.	536,109
9,456	Iron Mountain, Inc.	331,244

5,423	Lamar Advertising Co., Class A	$390,456
4,069	Public Storage	796,547
2,243	QTS Realty Trust, Inc., Class A	111,701
8,039	Rayonier, Inc.	260,946
2,509	SBA Communications Corp.(b)	437,821
23,381	Weyerhaeuser Co.	877,723

		8,973,868

	Total Real Estate Investment Trusts (Cost $22,914,171)	23,925,807

	Money Market Fund - 0.0%
2,031	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(c) (Cost $2,031)	2,031

	Total Investments in Securities (Cost $22,916,202)-100.0%	23,927,838
	Other assets less liabilities - (0.0)%	(10,563)

	Net Assets-100.0%	$23,917,275

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Balanced Multi-Asset Allocation Portfolio (PSMB)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
2,999	PowerShares 1-30 Laddered Treasury Portfolio(b)	$95,878
1,882	PowerShares Emerging Markets Sovereign Debt Portfolio	54,973
2,290	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	109,599
1,411	PowerShares FTSE RAFI Emerging Markets Portfolio	35,035
1,682	PowerShares FTSE RAFI US 1000 Portfolio	199,182
458	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	60,800
3,639	PowerShares Fundamental High Yield® Corporate Bond Portfolio	68,595
3,800	PowerShares Fundamental Investment Grade Corporate Bond Portfolio	95,891
7,762	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	191,644
2,811	PowerShares Russell Top 200 Pure Growth Portfolio	138,976
2,742	PowerShares S&P 500® Low Volatility Portfolio	133,892
766	PowerShares S&P Emerging Markets Low Volatility Portfolio	20,812
1,982	PowerShares S&P International Developed Low Volatility Portfolio	69,172
1,360	PowerShares S&P MidCap Low Volatility Portfolio	61,989
1,786	PowerShares Senior Loan Portfolio	41,489

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,256,797) - 100.0%	1,377,927

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.2%
71,016	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $71,016)	71,016

	Total Investments in Securities (Cost $1,327,813) - 105.2%	1,448,943
	Other assets less liabilities - (5.2)%	(71,093)

	Net Assets - 100.0%	$1,377,850

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$93,436	$4,633	$(393)	$(1,795)	$(3)	$95,878	$474
PowerShares Emerging Markets Sovereign Debt Portfolio	53,316	2,401	—	(744)	—	54,973	536
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	107,186	709	(5,600)	6,448	856	109,599	1,051
PowerShares FTSE RAFI Emerging Markets Portfolio	33,020	563	(3,413)	4,449	416	35,035	229
PowerShares FTSE RAFI US 1000 Portfolio	192,113	1,306	(11,385)	16,114	1,034	199,182	1,111
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	59,835	—	(1,854)	2,639	180	60,800	258
PowerShares Fundamental High Yield® Corporate Bond Portfolio	66,599	2,704	—	(708)	—	68,595	669
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	93,304	4,575	(485)	(1,500)	(3)	95,891	561
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	186,377	7,029	—	(1,762)	—	191,644	951
PowerShares Russell Top 200 Pure Growth Portfolio	132,780	—	(8,859)	13,105	1,950	138,976	302
PowerShares S&P 500® Low Volatility Portfolio	127,306	2,607	(2,299)	6,086	192	133,892	634
PowerShares S&P Emerging Markets Low Volatility Portfolio	19,975	123	(1,368)	1,913	169	20,812	221
PowerShares S&P International Developed Low Volatility Portfolio	66,480	437	(970)	3,191	34	69,172	918
PowerShares S&P MidCap Low Volatility Portfolio	60,115	1,779	(636)	703	28	61,989	627
PowerShares Senior Loan Portfolio	39,951	1,338	—	200	—	41,489	360

Total Investments in Affiliates	$1,331,793	$30,204	$(37,262)	$48,339	$4,853	$1,377,927	$8,902

(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Conservative Multi-Asset Allocation Portfolio (PSMC)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
2,011	PowerShares 1-30 Laddered Treasury Portfolio(a)(b)	$64,292
2,649	PowerShares Emerging Markets Sovereign Debt Portfolio(b)	77,377
672	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(b)	32,162
762	PowerShares FTSE RAFI US 1000 Portfolio(b)	90,236
5,468	PowerShares Fundamental High Yield® Corporate Bond Portfolio(b)	103,072
7,644	PowerShares Fundamental Investment Grade Corporate Bond Portfolio(b)	192,892
11,451	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio(b)	282,725
5,309	PowerShares Preferred Portfolio(b)	76,768
1,253	PowerShares Russell Top 200 Pure Growth Portfolio(b)	61,948
1,153	PowerShares S&P 500® Low Volatility Portfolio(b)	56,301
558	PowerShares S&P International Developed Low Volatility Portfolio(b)	19,474
4,470	PowerShares Senior Loan Portfolio(b)	103,838
2,652	Vanguard Short-Term Inflation - Protected
	Securities ETF	129,020

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,256,036) - 100.0%	1,290,105

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.7%
47,784	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $47,784)	47,784

	Total Investments in Securities (Cost $1,303,820) - 103.7%	1,337,889
	Other assets less liabilities - (3.7)%	(47,727)

	Net Assets-100.0%	$1,290,162

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2018.
(b)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$64,463	$1,700	$(656)	$(1,220)	$5	$64,292	$326
PowerShares Emerging Markets Sovereign Debt Portfolio	77,219	1,844	(619)	(1,063)	(4)	77,377	773
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	32,353	177	(2,557)	1,787	402	32,162	317
PowerShares FTSE RAFI US 1000 Portfolio	89,595	436	(7,777)	7,190	792	90,236	517
PowerShares Fundamental High Yield® Corporate Bond Portfolio	103,042	1,398	(283)	(1,082)	(3)	103,072	1,030
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	193,146	3,048	(230)	(3,070)	(2)	192,892	1,159
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	282,942	2,409	—	(2,626)	—	282,725	1,438
PowerShares Preferred Portfolio	77,089	2,287	—	(2,608)	—	76,768	1,053
PowerShares Russell Top 200 Pure Growth Portfolio	60,813	—	(5,690)	5,558	1,267	61,948	138
PowerShares S&P 500® Low Volatility Portfolio	55,045	145	(1,582)	2,535	158	56,301	273
PowerShares S&P International Developed Low Volatility Portfolio	19,275	—	(725)	837	87	19,474	266
PowerShares Senior Loan Portfolio	102,953	644	(254)	498	(3)	103,838	923

Total Investments in Affiliates	$1,157,935	$14,088	$(20,373)	$6,736	$2,699	$1,161,085	$8,213

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Growth Multi-Asset Allocation Portfolio (PSMG)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
1,770	PowerShares 1-30 Laddered Treasury Portfolio(b)	$56,587
1,215	PowerShares Emerging Markets Sovereign Debt Portfolio	35,490
3,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	162,724
2,039	PowerShares FTSE RAFI Emerging Markets Portfolio	50,628
2,216	PowerShares FTSE RAFI US 1000 Portfolio	262,419
683	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	90,668
2,943	PowerShares Fundamental Investment Grade Corporate Bond Portfolio	74,265
4,724	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	116,636
3,666	PowerShares Russell Top 200 Pure Growth Portfolio	181,247
3,540	PowerShares S&P 500® Low Volatility Portfolio	172,858
1,186	PowerShares S&P Emerging Markets Low Volatility Portfolio	32,224
2,865	PowerShares S&P International Developed Low Volatility Portfolio	99,988
1,014	PowerShares S&P MidCap Low Volatility Portfolio	46,218
911	PowerShares S&P SmallCap Low Volatility Portfolio	41,879

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,256,325) - 100.0%	1,423,831

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.8%
40,053	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $40,053)	40,053

	Total Investments in Securities (Cost $1,296,378) - 102.8%	1,463,884
	Other assets less liabilities - (2.8)%	(40,157)

	Net Assets-100.0%	$1,423,727

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$54,360	$3,479	$(197)	$(1,054)	$(1)	$56,587	$277
PowerShares Emerging Markets Sovereign Debt Portfolio	33,915	2,051	—	(476)	—	35,490	342
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	156,835	1,108	(5,922)	9,859	844	162,724	1,539
PowerShares FTSE RAFI Emerging Markets Portfolio	47,045	1,083	(4,554)	6,476	578	50,628	327
PowerShares FTSE RAFI US 1000 Portfolio	249,563	1,742	(11,224)	21,381	957	262,419	1,444
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	87,978	—	(1,451)	4,006	135	90,668	380
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	71,228	4,195	—	(1,158)	—	74,265	430
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	112,015	5,687	—	(1,066)	—	116,636	572
PowerShares Russell Top 200 Pure Growth Portfolio	170,622	—	(8,834)	17,534	1,925	181,247	389
PowerShares S&P 500® Low Volatility Portfolio	161,971	4,877	(2,009)	7,913	106	172,858	808
PowerShares S&P Emerging Markets Low Volatility Portfolio	30,504	222	(1,697)	3,019	176	32,224	338
PowerShares S&P International Developed Low Volatility Portfolio	94,710	1,142	(486)	4,606	16	99,988	1,309
PowerShares S&P MidCap Low Volatility Portfolio	44,175	1,871	(364)	521	15	46,218	461
PowerShares S&P SmallCap Low Volatility Portfolio	40,644	1,781	(93)	(460)	7	41,879	335

Total Investments in Affiliates	$1,355,565	$29,238	$(36,831)	$71,101	$4,758	$1,423,831	$8,951

(b)	All or a portion of this security was out on loan at January 31, 2018.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Moderately Conservative Multi-Asset Allocation Portfolio (PSMM)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
2,903	PowerShares 1-30 Laddered Treasury Portfolio(a)(b)	$92,809
2,277	PowerShares Emerging Markets Sovereign Debt Portfolio(b)	66,511
1,718	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(b)	82,223
1,146	PowerShares FTSE RAFI US 1000 Portfolio(b)	135,709
295	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio(b)	39,161
4,229	PowerShares Fundamental High Yield® Corporate Bond Portfolio(b)	79,717
6,831	PowerShares Fundamental Investment Grade Corporate Bond Portfolio(b)	172,376
8,050	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio(b)	198,754
3,648	PowerShares Preferred Portfolio(b)	52,750
1,924	PowerShares Russell Top 200 Pure Growth Portfolio(b)	95,123
1,879	PowerShares S&P 500® Low Volatility Portfolio(b)	91,752
1,458	PowerShares S&P International Developed Low Volatility Portfolio(b)	50,884
877	PowerShares S&P MidCap Low Volatility Portfolio(b)	39,974
2,880	PowerShares Senior Loan Portfolio(b)	66,902
1,367	Vanguard Short-Term Inflation-Protected Securities ETF	66,506

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $1,256,786) - 100.0%	1,331,151

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.4%
71,297	Invesco Government & Agency Portfolio - Institutional Class, 1.24%(c)(d) (Cost $71,297)	71,297

	Total Investments in Securities (Cost $1,328,083)-105.4%	1,402,448
	Other assets less liabilities-(5.4)%	(71,257)

	Net Assets-100.0%	$1,331,191

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2018.
(b)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2018	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$91,871	$3,080	$(393)	$(1,751)	$2	$92,809	$466
PowerShares Emerging Markets Sovereign Debt Portfolio	65,460	2,137	(177)	(908)	(1)	66,511	657
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	81,689	532	(5,550)	4,687	865	82,223	801
PowerShares FTSE RAFI US 1000 Portfolio	132,927	762	(9,834)	10,891	963	135,709	768
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	39,299	—	(1,994)	1,656	200	39,161	169
PowerShares Fundamental High Yield® Corporate Bond Portfolio	78,638	2,382	(474)	(826)	(3)	79,717	787
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	170,455	5,286	(638)	(2,722)	(5)	172,376	1,024
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	196,444	4,645	(495)	(1,834)	(6)	198,754	1,000
PowerShares Preferred Portfolio	52,330	2,204	—	(1,784)	—	52,750	716
PowerShares Russell Top 200 Pure Growth Portfolio	92,371	—	(7,666)	8,710	1,708	95,123	210
PowerShares S&P 500® Low Volatility Portfolio	88,686	724	(2,009)	4,153	198	91,752	441
PowerShares S&P International Developed Low Volatility Portfolio	49,635	67	(1,215)	2,265	132	50,884	686
PowerShares S&P MidCap Low Volatility Portfolio	39,401	730	(639)	439	43	39,974	411
PowerShares Senior Loan Portfolio	65,522	1,060	—	320	—	66,902	588

Total Investments in Affiliates	$1,244,728	$23,609	$(31,084)	$23,296	$4,096	$1,264,645	$8,724

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Multi-Strategy Alternative Portfolio (LALT)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 38.3%
	Consumer Discretionary - 10.6%
219	Best Buy Co., Inc.	$16,000
43	Chipotle Mexican Grill, Inc.(b)	13,965
627	D.R. Horton, Inc.	30,754
664	Discovery Communications, Inc., Class A(b)	16,646
304	DISH Network Corp., Class A(b)	14,258
535	Foot Locker, Inc.	26,295
1,178	Ford Motor Co.	12,923
453	Gap, Inc. (The)	15,058
929	Goodyear Tire & Rubber Co. (The)	32,348
300	Harley-Davidson, Inc.	14,538
370	Hilton Worldwide Holdings, Inc.	31,691
760	Interpublic Group of Cos., Inc. (The)	16,636
303	Kohl’s Corp.	19,625
562	LKQ Corp.(b)	23,621
593	Macy’s, Inc.	15,388
931	Mattel, Inc.	14,747
268	Michael Kors Holdings Ltd.(b)	17,688
99	Ralph Lauren Corp., Class A	11,317
274	Signet Jewelers Ltd.	14,495
223	Target Corp.	16,774
197	TripAdvisor, Inc.(b)	6,830
763	Twenty-First Century Fox, Inc., Class B	27,842
956	Under Armour, Inc., Class A(b)	13,250
133	Walt Disney Co. (The)	14,453
89	Whirlpool Corp.	16,146

		453,288

	Consumer Staples - 3.1%
377	Archer-Daniels-Midland Co.	16,192
205	CVS Health Corp.	16,131
184	Molson Coors Brewing Co., Class B	15,460
166	Procter & Gamble Co. (The)	14,332
857	Sysco Corp.	53,880
199	Walgreens Boots Alliance, Inc.	14,977

		130,972

	Energy - 2.5%
749	Baker Hughes a GE Co.	24,081
173	Exxon Mobil Corp.	15,103
485	Hess Corp.	24,497
871	Noble Energy, Inc.	26,583
161	Valero Energy Corp.	15,451

		105,715

	Financials - 1.6%
175	Brighthouse Financial, Inc.(b)	11,245
248	Willis Towers Watson PLC	39,797
357	Zions Bancorporation	19,289

		70,331

	Health Care - 4.6%
44	Biogen, Inc.(b)	15,304
239	Cardinal Health, Inc.	17,158
277	DaVita, Inc.(b)	21,617
224	Envision Healthcare Corp.(b)	8,062
535	HCA Healthcare, Inc.(b)	54,120
949	Mylan NV(b)	40,665
250	Perrigo Co. PLC	22,655
163	Universal Health Services, Inc., Class B	19,804

		199,385

	Industrials - 4.1%
778	Arconic, Inc.	23,387
270	Delta Air Lines, Inc.	15,328

184	Eaton Corp. PLC	$15,450
239	Flowserve Corp.	10,831
828	General Electric Co.	13,389
203	PACCAR, Inc.	15,136
310	Pentair PLC (United Kingdom)	22,165
103	Snap-on, Inc.	17,645
91	TransDigm Group, Inc.	28,839
219	United Continental Holdings, Inc.(b)	14,852

		177,022

	Information Technology - 4.7%
449	Corning, Inc.	14,018
383	eBay, Inc.(b)	15,542
116	F5 Networks, Inc.(b)	16,767
332	Intel Corp.	15,983
334	Micron Technology, Inc.(b)	14,602
306	Motorola Solutions, Inc.	30,435
246	Qorvo, Inc.(b)	17,655
514	Seagate Technology PLC	28,373
159	VeriSign, Inc.(b)	18,272
847	Western Union Co. (The)	17,609
390	Xerox Corp.	13,311

		202,567

	Materials - 1.5%
424	CF Industries Holdings, Inc.	17,995
648	Mosaic Co. (The)	17,690
223	Nucor Corp.	14,932
229	WestRock Co.	15,258

		65,875

	Real Estate - 2.9%
289	Apartment Investment & Management Co.,
	Class A REIT	12,092
542	CBRE Group, Inc., Class A(b)	24,764
235	Equity Residential REIT	14,478
637	GGP, Inc. REIT	14,670
580	HCP, Inc. REIT	13,966
229	Macerich Co. (The) REIT	14,787
72	Public Storage REIT	14,095
250	Ventas, Inc. REIT	13,993

		122,845

	Telecommunication Services - 0.7%
399	AT&T, Inc.	14,942
880	CenturyLink, Inc.	15,673

		30,615

	Utilities - 2.0%
181	Duke Energy Corp.	14,208
239	Edison International	14,945
180	Pinnacle West Capital Corp.	14,391
490	PPL Corp.	15,616
315	SCANA Corp.	12,802
320	Southern Co. (The)	14,435

		86,397

	Total Common Stocks and Other Equity Interests (Cost $1,531,912)	1,645,012

	Money Market Fund - 57.6%
2,475,450	Invesco Short – Term Investment Trust – Treasury Portfolio – Institutional Class, 1.22%(c) (Cost $2,475,450)	2,475,450

	Total Investments in Securities (Cost $4,007,362)-95.9%	4,120,462
	Other assets less liabilities-4.1%	176,471

	Net Assets-100.0%	$4,296,933

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty		Deliver		Receive	Unrealized Appreciation (Depreciation)
2/22/2018	Morgan Stanley	USD	523,900	AUD	656,006	$7,257
2/22/2018	Morgan Stanley	USD	279,800	GBP	201,292	6,664
2/22/2018	Morgan Stanley	USD	192,300	NZD	263,239	2,473

Subtotal-Appreciation						16,394

2/22/2018	Morgan Stanley	CAD	9,722	USD	7,800	(126)
2/22/2018	Morgan Stanley	CHF	596,866	USD	623,500	(19,552)
2/22/2018	Morgan Stanley	EUR	71,525	USD	87,700	(1,517)
2/22/2018	Morgan Stanley	JPY	5,993,552	USD	54,100	(869)
2/22/2018	Morgan Stanley	NOK	183,085	USD	23,400	(465)
2/22/2018	Morgan Stanley	SEK	1,597,272	USD	199,500	(4,131)

Subtotal-Depreciation						(26,660)

Total Forward Foreign Currency Contracts - Currency Risk						$(10,266)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	10	April-2018	$141,750	$10,476	$10,476
CBOE Volatility Index (VIX) Futures	18	May-2018	262,350	6,758	6,758

Total-Long-Equity Risk				17,234	17,234

Short Futures Contracts
S&P 500 E-Mini Futures	11	March-2018	(1,554,190)	(101,026)	(101,026)
CBOE Volatility Index (VIX) Futures	5	March-2018	(68,375)	(5,862)	(5,862)

Subtotal - Equity Risk				(106,888)	(106,888)

Eurodollar Futures	58	December-2018	(14,154,175)	40,099	40,099

Subtotal - Interest Rate Risk				40,099	40,099

Total-Short				(66,789)	(66,789)

Total Futures Contracts				$(49,555)	$(49,555)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

Schedule of Investments(a)

PowerShares S&P 500® Downside Hedged Portfolio (PHDG)

January 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 88.4%
	Consumer Discretionary - 11.1%
63	Advance Auto Parts, Inc.	$7,370
339	Amazon.com, Inc.(b)	491,852
226	Aptiv PLC	21,443
24	AutoZone, Inc.(b)	18,371
216	Best Buy Co., Inc.	15,781
168	BorgWarner, Inc.	9,452
155	CarMax, Inc.(b)	11,062
344	Carnival Corp.	24,634
306	CBS Corp., Class B	17,629
165	Charter Communications, Inc., Class A(b)	62,246
22	Chipotle Mexican Grill, Inc.(b)	7,145
3,948	Comcast Corp., Class A	167,908
288	D.R. Horton, Inc.	14,126
104	Darden Restaurants, Inc.	9,968
130	Discovery Communications, Inc., Class A(b)	3,259
171	Discovery Communications, Inc., Class C(b)	4,080
192	DISH Network Corp., Class A(b)	9,005
221	Dollar General Corp.	22,790
201	Dollar Tree, Inc.(b)	23,115
105	Expedia, Inc.	13,441
106	Foot Locker, Inc.	5,210
3,296	Ford Motor Co.	36,157
184	Gap, Inc. (The)	6,116
95	Garmin Ltd.	5,979
1,080	General Motors Co.	45,803
125	Genuine Parts Co.	13,009
209	Goodyear Tire & Rubber Co. (The)	7,277
176	H&R Block, Inc.	4,671
307	Hanesbrands, Inc.	6,668
142	Harley-Davidson, Inc.	6,881
96	Hasbro, Inc.	9,079
171	Hilton Worldwide Holdings, Inc.	14,646
988	Home Depot, Inc. (The)	198,489
328	Interpublic Group of Cos., Inc. (The)	7,180
144	Kohl’s Corp.	9,327
208	L Brands, Inc.	10,419
111	Leggett & Platt, Inc.	5,163
173	Lennar Corp., Class A	10,840
260	LKQ Corp.(b)	10,928
705	Lowe’s Cos., Inc.	73,835
256	Macy’s, Inc.	6,643
259	Marriott International, Inc., Class A	38,161
290	Mattel, Inc.	4,594
674	McDonald’s Corp.	115,348
429	MGM Resorts International	15,637
128	Michael Kors Holdings Ltd.(b)	8,448
54	Mohawk Industries, Inc.(b)	15,177
366	Netflix, Inc.(b)	98,930
413	Newell Brands, Inc.	10,920
322	News Corp., Class A	5,509
102	News Corp., Class B	1,780
1,111	NIKE, Inc., Class B	75,792
98	Nordstrom, Inc.	4,832
151	Norwegian Cruise Line Holdings Ltd.(b)	9,172
196	Omnicom Group, Inc.	15,023
73	O’Reilly Automotive, Inc.(b)	19,322
42	Priceline Group, Inc. (The)(b)	80,306
229	PulteGroup, Inc.	7,289
66	PVH Corp.	10,235
47	Ralph Lauren Corp., Class A	5,373

327	Ross Stores, Inc.	$26,942
146	Royal Caribbean Cruises Ltd.	19,498
81	Scripps Networks Interactive, Inc., Class A	7,127
51	Signet Jewelers Ltd.	2,698
1,204	Starbucks Corp.	68,399
240	Tapestry, Inc.	11,290
459	Target Corp.	34,526
87	Tiffany & Co.	9,279
658	Time Warner, Inc.	62,740
538	TJX Cos., Inc. (The)	43,212
107	Tractor Supply Co.	8,159
93	TripAdvisor, Inc.(b)	3,224
890	Twenty-First Century Fox, Inc., Class A	32,841
370	Twenty-First Century Fox, Inc., Class B	13,501
49	Ulta Beauty, Inc.(b)	10,883
156	Under Armour, Inc., Class C(b)	2,005
156	Under Armour, Inc., Class A(b)	2,162
277	VF Corp.	22,476
297	Viacom, Inc., Class B	9,926
1,278	Walt Disney Co. (The)	138,880
61	Whirlpool Corp.	11,067
86	Wyndham Worldwide Corp.	10,675
68	Wynn Resorts Ltd.	11,260
284	Yum! Brands, Inc.	24,024

		2,577,639

	Consumer Staples - 6.9%
1,615	Altria Group, Inc.	113,599
471	Archer-Daniels-Midland Co.	20,230
166	Brown-Forman Corp., Class B	11,504
162	Campbell Soup Co.	7,541
211	Church & Dwight Co., Inc.	10,307
109	Clorox Co. (The)	15,444
3,246	Coca-Cola Co. (The)	154,477
743	Colgate-Palmolive Co.	55,160
344	Conagra Brands, Inc.	13,072
146	Constellation Brands, Inc., Class A	32,043
369	Costco Wholesale Corp.	71,907
397	Coty, Inc., Class A	7,785
857	CVS Health Corp.	67,437
154	Dr Pepper Snapple Group, Inc.	18,380
190	Estee Lauder Cos., Inc. (The), Class A	25,643
480	General Mills, Inc.	28,075
120	Hershey Co. (The)	13,240
227	Hormel Foods Corp.	7,793
97	JM Smucker Co. (The)	12,308
211	Kellogg Co.	14,371
297	Kimberly-Clark Corp.	34,749
504	Kraft Heinz Co. (The)	39,509
751	Kroger Co. (The)	22,800
101	McCormick & Co., Inc.	10,986
157	Molson Coors Brewing Co., Class B	13,191
1,265	Mondelez International, Inc., Class A	56,166
348	Monster Beverage Corp.(b)	23,744
1,204	PepsiCo, Inc.	144,841
1,314	Philip Morris International, Inc.	140,900
2,156	Procter & Gamble Co. (The)	186,149
404	Sysco Corp.	25,400
251	Tyson Foods, Inc., Class A	19,104
733	Walgreens Boots Alliance, Inc.	55,166
1,239	Walmart, Inc.	132,077

		1,605,098

	Energy - 5.3%
462	Anadarko Petroleum Corp.	27,743
121	Andeavor	13,087
321	Apache Corp.	14,403
360	Baker Hughes a GE Co.	11,574
390	Cabot Oil & Gas Corp.	10,276
765	Chesapeake Energy Corp.(b)	2,677
1,607	Chevron Corp.	201,437
81	Cimarex Energy Co.	9,088
127	Concho Resources, Inc.(b)	19,995
1,012	ConocoPhillips	59,516

Schedule of Investments(a)

443	Devon Energy Corp.	$18,327
489	EOG Resources, Inc.	56,235
208	EQT Corp.	11,292
3,586	Exxon Mobil Corp.	313,058
737	Halliburton Co.	39,577
93	Helmerich & Payne, Inc.	6,699
229	Hess Corp.	11,567
1,623	Kinder Morgan, Inc.	29,182
716	Marathon Oil Corp.	13,024
412	Marathon Petroleum Corp.	28,539
320	National Oilwell Varco, Inc.	11,738
168	Newfield Exploration Co.(b)	5,319
411	Noble Energy, Inc.	12,544
646	Occidental Petroleum Corp.	48,431
347	ONEOK, Inc.	20,424
363	Phillips 66	37,171
145	Pioneer Natural Resources Co.	26,522
190	Range Resources Corp.	2,708
1,172	Schlumberger Ltd.	86,236
370	TechnipFMC PLC (United Kingdom)(b)	12,010
370	Valero Energy Corp.	35,509
698	Williams Cos., Inc. (The)	21,910

		1,217,818

	Financials - 13.2%
47	Affiliated Managers Group, Inc.	9,383
332	Aflac, Inc.	29,282
303	Allstate Corp. (The)	29,927
609	American Express Co.	60,535
759	American International Group, Inc.	48,515
126	Ameriprise Financial, Inc.	21,256
212	Aon PLC	30,140
154	Arthur J. Gallagher & Co.	10,521
46	Assurant, Inc.	4,208
8,211	Bank of America Corp.	262,752
865	Bank of New York Mellon Corp. (The)	49,045
666	BB&T Corp.	36,757
1,629	Berkshire Hathaway, Inc., Class B(b)	349,225
105	BlackRock, Inc.	58,989
81	Brighthouse Financial, Inc.(b)	5,205
411	Capital One Financial Corp.	42,728
96	Cboe Global Markets, Inc.	12,901
1,008	Charles Schwab Corp. (The)	53,767
393	Chubb Ltd.	61,367
127	Cincinnati Financial Corp.	9,766
2,238	Citigroup, Inc.	175,638
414	Citizens Financial Group, Inc.	19,003
287	CME Group, Inc.	44,049
147	Comerica, Inc.	13,997
307	Discover Financial Services	24,499
228	E*TRADE Financial Corp.(b)	12,016
35	Everest Re Group Ltd.	8,043
596	Fifth Third Bancorp	19,728
275	Franklin Resources, Inc.	11,663
296	Goldman Sachs Group, Inc. (The)	79,295
301	Hartford Financial Services Group, Inc. (The)	17,687
911	Huntington Bancshares, Inc.	14,740
494	Intercontinental Exchange, Inc.	36,477
460	Invesco Ltd.(c)	16,620
2,937	JPMorgan Chase & Co.	339,723
909	KeyCorp	19,453
264	Leucadia National Corp.	7,146
185	Lincoln National Corp.	15,318
232	Loews Corp.	11,983
128	M&T Bank Corp.	24,420
431	Marsh & McLennan Cos., Inc.	35,997
889	MetLife, Inc.	42,734
141	Moody’s Corp.	22,812
1,178	Morgan Stanley	66,616
99	Nasdaq, Inc.	8,010
222	Navient Corp.	3,163
182	Northern Trust Corp.	19,181

292	People’s United Financial, Inc.	$5,744
403	PNC Financial Services Group, Inc. (The)	63,682
228	Principal Financial Group, Inc.	15,413
490	Progressive Corp. (The)	26,509
358	Prudential Financial, Inc.	42,538
109	Raymond James Financial, Inc.	10,507
980	Regions Financial Corp.	18,845
216	S&P Global, Inc.	39,118
313	State Street Corp.	34,483
402	SunTrust Banks, Inc.	28,421
622	Synchrony Financial	24,681
206	T. Rowe Price Group, Inc.	22,996
91	Torchmark Corp.	8,267
232	Travelers Cos., Inc. (The)	34,781
1,335	U.S. Bancorp	76,282
190	Unum Group	10,106
3,751	Wells Fargo & Co.	246,741
123	Willis Towers Watson PLC	19,738
217	XL Group Ltd. (Bermuda)	7,994
169	Zions Bancorporation	9,131

		3,042,257

	Health Care - 12.3%
1,473	Abbott Laboratories	91,562
1,349	AbbVie, Inc.	151,385
276	Aetna, Inc.	51,562
271	Agilent Technologies, Inc.	19,900
190	Alexion Pharmaceuticals, Inc.(b)	22,671
61	Align Technology, Inc.(b)	15,982
281	Allergan PLC	50,653
137	AmerisourceBergen Corp.	13,655
614	Amgen, Inc.	114,235
218	Anthem, Inc.	54,031
423	Baxter International, Inc.	30,469
225	Becton, Dickinson and Co.	54,661
179	Biogen, Inc.(b)	62,258
1,160	Boston Scientific Corp.(b)	32,434
1,385	Bristol-Myers Squibb Co.	86,701
266	Cardinal Health, Inc.	19,096
665	Celgene Corp.(b)	67,271
146	Centene Corp.(b)	15,657
267	Cerner Corp.(b)	18,458
209	Cigna Corp.	43,545
42	Cooper Cos., Inc. (The)	10,276
518	Danaher Corp.	52,463
129	DaVita, Inc.(b)	10,067
195	DENTSPLY Sirona, Inc.	11,858
179	Edwards Lifesciences Corp.(b)	22,658
819	Eli Lilly & Co.	66,708
102	Envision Healthcare Corp.(b)	3,671
479	Express Scripts Holding Co.(b)	37,927
1,106	Gilead Sciences, Inc.	92,683
239	HCA Healthcare, Inc.(b)	24,177
134	Henry Schein, Inc.(b)	10,141
232	Hologic, Inc.(b)	9,906
121	Humana, Inc.	34,101
74	IDEXX Laboratories, Inc.(b)	13,841
123	Illumina, Inc.(b)	28,615
149	Incyte Corp.(b)	13,453
95	Intuitive Surgical, Inc.(b)	41,009
123	Iqvia Holdings, Inc.(b)	12,569
2,274	Johnson & Johnson	314,244
87	Laboratory Corp. of America Holdings(b)	15,182
177	McKesson Corp.	29,892
1,145	Medtronic PLC	98,344
2,315	Merck & Co., Inc.	137,164
22	Mettler-Toledo International, Inc.(b)	14,856
452	Mylan NV(b)	19,368
70	Patterson Cos., Inc.	2,512
94	PerkinElmer, Inc.	7,535
111	Perrigo Co. PLC	10,059
5,045	Pfizer, Inc.	186,867
116	Quest Diagnostics, Inc.	12,275

Schedule of Investments(a)

66	Regeneron Pharmaceuticals, Inc.(b)	$24,199
120	ResMed, Inc.	12,095
272	Stryker Corp.	44,711
339	Thermo Fisher Scientific, Inc.	75,973
820	UnitedHealth Group, Inc.	194,160
74	Universal Health Services, Inc., Class B	8,991
78	Varian Medical Systems, Inc.(b)	9,945
214	Vertex Pharmaceuticals, Inc.(b)	35,710
68	Waters Corp.(b)	14,661
171	Zimmer Biomet Holdings, Inc.	21,738
413	Zoetis, Inc.	31,689

		2,834,479

	Industrials - 9.1%
505	3M Co.	126,502
124	A.O. Smith Corp.	8,281
36	Acuity Brands, Inc.	5,560
105	Alaska Air Group, Inc.	6,902
80	Allegion PLC	6,889
360	American Airlines Group, Inc.	19,555
196	AMETEK, Inc.	14,955
357	Arconic, Inc.	10,731
474	Boeing Co. (The)	167,971
117	C.H. Robinson Worldwide, Inc.	10,701
503	Caterpillar, Inc.	81,878
74	Cintas Corp.	12,465
754	CSX Corp.	42,805
132	Cummins, Inc.	24,816
270	Deere & Co.	44,933
554	Delta Air Lines, Inc.	31,451
132	Dover Corp.	14,020
372	Eaton Corp. PLC	31,237
542	Emerson Electric Co.	39,149
103	Equifax, Inc.	12,868
150	Expeditors International of Washington, Inc.	9,742
242	Fastenal Co.	13,300
209	FedEx Corp.	54,858
110	Flowserve Corp.	4,985
119	Fluor Corp.	7,223
258	Fortive Corp.	19,613
130	Fortune Brands Home & Security, Inc.	9,221
235	General Dynamics Corp.	52,283
7,341	General Electric Co.	118,704
102	Harris Corp.	16,257
645	Honeywell International, Inc.	102,987
39	Huntington Ingalls Industries, Inc.	9,264
306	IHS Markit Ltd.(b)	14,605
262	Illinois Tool Works, Inc.	45,502
211	Ingersoll-Rand PLC	19,967
73	J.B. Hunt Transport Services, Inc.	8,821
103	Jacobs Engineering Group, Inc.	7,154
780	Johnson Controls International PLC	30,521
88	Kansas City Southern	9,955
67	L3 Technologies, Inc.	14,235
212	Lockheed Martin Corp.	75,228
265	Masco Corp.	11,835
282	Nielsen Holdings PLC	10,550
241	Norfolk Southern Corp.	36,362
148	Northrop Grumman Corp.	50,398
297	PACCAR, Inc.	22,144
114	Parker-Hannifin Corp.	22,962
140	Pentair PLC (United Kingdom)	10,010
130	Quanta Services, Inc.(b)	5,004
245	Raytheon Co.	51,190
192	Republic Services, Inc.	13,210
107	Robert Half International, Inc.	6,193
109	Rockwell Automation, Inc.	21,505
137	Rockwell Collins, Inc.	18,973
88	Roper Technologies, Inc.	24,692
48	Snap-on, Inc.	8,223
461	Southwest Airlines Co.	28,029
130	Stanley Black & Decker, Inc.	21,610

73	Stericycle, Inc.(b)	$5,501
223	Textron, Inc.	13,083
42	TransDigm Group, Inc.	13,310
665	Union Pacific Corp.	88,778
213	United Continental Holdings, Inc.(b)	14,446
581	United Parcel Service, Inc., Class B	73,973
72	United Rentals, Inc.(b)	13,040
628	United Technologies Corp.	86,670
131	Verisk Analytics, Inc.(b)	13,107
45	W.W. Grainger, Inc.	12,135
338	Waste Management, Inc.	29,889
152	Xylem, Inc.	10,984

		2,095,900

	Information Technology - 21.4%
523	Accenture PLC, Class A	84,046
639	Activision Blizzard, Inc.	47,369
417	Adobe Systems, Inc.(b)	83,300
691	Advanced Micro Devices, Inc.(b)	9,494
144	Akamai Technologies, Inc.(b)	9,647
42	Alliance Data Systems Corp.	10,780
252	Alphabet, Inc., Class A(b)	297,919
256	Alphabet, Inc., Class C(b)	299,505
258	Amphenol Corp., Class A	23,935
311	Analog Devices, Inc.	28,575
73	ANSYS, Inc.(b)	11,800
4,346	Apple, Inc.	727,651
901	Applied Materials, Inc.	48,321
185	Autodesk, Inc.(b)	21,390
374	Automatic Data Processing, Inc.	46,238
344	Broadcom Ltd.	85,322
265	CA, Inc.	9,500
238	Cadence Design Systems, Inc.(b)	10,677
4,184	Cisco Systems, Inc.	173,803
121	Citrix Systems, Inc.(b)	11,224
498	Cognizant Technology Solutions Corp., Class A	38,834
732	Corning, Inc.	22,853
138	CSRA, Inc.	4,593
242	DXC Technology Co.	24,091
820	eBay, Inc.(b)	33,276
260	Electronic Arts, Inc.(b)	33,010
54	F5 Networks, Inc.(b)	7,805
2,018	Facebook, Inc., Class A(b)	377,144
281	Fidelity National Information Services, Inc.	28,763
177	Fiserv, Inc.(b)	24,929
117	FLIR Systems, Inc.	5,992
77	Gartner, Inc.(b)	10,683
135	Global Payments, Inc.	15,090
1,347	Hewlett Packard Enterprise Co.	22,091
1,410	HP, Inc.	32,881
3,961	Intel Corp.	190,683
729	International Business Machines Corp.	119,337
206	Intuit, Inc.	34,587
316	Juniper Networks, Inc.	8,263
132	KLA-Tencor Corp.	14,494
138	Lam Research Corp.	26,430
785	Mastercard, Inc., Class A	132,665
198	Microchip Technology, Inc.	18,854
974	Micron Technology, Inc.(b)	42,583
6,530	Microsoft Corp.	620,415
138	Motorola Solutions, Inc.	13,725
229	NetApp, Inc.	14,083
513	NVIDIA Corp.	126,095
2,579	Oracle Corp.	133,051
270	Paychex, Inc.	18,427
956	PayPal Holdings, Inc.(b)	81,566
108	Qorvo, Inc.(b)	7,751
1,247	QUALCOMM, Inc.	85,108
150	Red Hat, Inc.(b)	19,707
580	salesforce.com, inc.(b)	66,068
245	Seagate Technology PLC	13,524
156	Skyworks Solutions, Inc.	15,165

Schedule of Investments(a)

522	Symantec Corp.	$14,214
128	Synopsys, Inc.(b)	11,854
297	TE Connectivity Ltd.	30,451
834	Texas Instruments, Inc.	91,465
142	Total System Services, Inc.	12,618
73	VeriSign, Inc.(b)	8,389
1,535	Visa, Inc., Class A	190,693
251	Western Digital Corp.	22,334
387	Western Union Co. (The)	8,046
180	Xerox Corp.	6,143
212	Xilinx, Inc.	15,480

		4,936,799

	Materials - 2.6%
185	Air Products & Chemicals, Inc.	31,148
94	Albemarle Corp.	10,489
75	Avery Dennison Corp.	9,201
295	Ball Corp.	11,293
197	CF Industries Holdings, Inc.	8,361
1,981	DowDuPont, Inc.	149,724
122	Eastman Chemical Co.	12,100
220	Ecolab, Inc.	30,290
114	FMC Corp.	10,412
1,137	Freeport-McMoRan, Inc.(b)	22,172
67	International Flavors & Fragrances, Inc.	10,070
349	International Paper Co.	21,938
274	LyondellBasell Industries NV, Class A	32,836
54	Martin Marietta Materials, Inc.	12,321
371	Monsanto Co.	45,188
294	Mosaic Co. (The)	8,026
451	Newmont Mining Corp.	18,270
268	Nucor Corp.	17,945
80	Packaging Corp. of America	10,050
216	PPG Industries, Inc.	25,646
241	Praxair, Inc.	38,919
154	Sealed Air Corp.	7,292
70	Sherwin-Williams Co. (The)	29,198
113	Vulcan Materials Co.	15,300
216	WestRock Co.	14,392

		602,581

	Real Estate - 2.4%
86	Alexandria Real Estate Equities, Inc. REIT	11,154
362	American Tower Corp. REIT	53,467
134	Apartment Investment & Management Co., Class A REIT	5,607
117	AvalonBay Communities, Inc. REIT	19,937
131	Boston Properties, Inc. REIT	16,206
254	CBRE Group, Inc., Class A(b)	11,605
343	Crown Castle International Corp. REIT	38,680
175	Digital Realty Trust, Inc. REIT	19,591
300	Duke Realty Corp. REIT	7,923
67	Equinix, Inc. REIT	30,498
310	Equity Residential REIT	19,099
56	Essex Property Trust, Inc. REIT	13,047
106	Extra Space Storage, Inc. REIT	8,849
61	Federal Realty Investment Trust REIT	7,369
528	GGP, Inc. REIT	12,160
396	HCP, Inc. REIT	9,536
623	Host Hotels & Resorts, Inc. REIT	12,933
237	Iron Mountain, Inc. REIT	8,302
358	Kimco Realty Corp. REIT	5,696
93	Macerich Co. (The) REIT	6,005
97	Mid-America Apartment Communities, Inc. REIT	9,251
450	Prologis, Inc. REIT	29,299
127	Public Storage REIT	24,861
238	Realty Income Corp. REIT	12,659
126	Regency Centers Corp. REIT	7,927
100	SBA Communications Corp. REIT(b)	17,450
263	Simon Property Group, Inc. REIT	42,966
84	SL Green Realty Corp. REIT	8,444
226	UDR, Inc. REIT	8,256
300	Ventas, Inc. REIT	16,791

145	Vornado Realty Trust REIT	$10,394
314	Welltower, Inc. REIT	18,831
638	Weyerhaeuser Co. REIT	23,950

		548,743

	Telecommunication Services - 1.7%
5,197	AT&T, Inc.	194,627
820	CenturyLink, Inc.	14,604
3,453	Verizon Communications, Inc.	186,704

		395,935

	Utilities - 2.4%
556	AES Corp. (The)	6,427
195	Alliant Energy Corp.	7,751
206	Ameren Corp.	11,666
415	American Electric Power Co., Inc.	28,544
151	American Water Works Co., Inc.	12,559
363	CenterPoint Energy, Inc.	10,229
238	CMS Energy Corp.	10,650
263	Consolidated Edison, Inc.	21,135
544	Dominion Energy, Inc.	41,583
152	DTE Energy Co.	16,057
591	Duke Energy Corp.	46,393
275	Edison International	17,196
152	Entergy Corp.	11,961
268	Eversource Energy	16,908
811	Exelon Corp.	31,232
375	FirstEnergy Corp.	12,338
398	NextEra Energy, Inc.	63,051
284	NiSource, Inc.	7,009
253	NRG Energy, Inc.	6,581
432	PG&E Corp.	18,330
95	Pinnacle West Capital Corp.	7,595
578	PPL Corp.	18,421
426	Public Service Enterprise Group, Inc.	22,097
120	SCANA Corp.	4,877
212	Sempra Energy	22,688
848	Southern Co. (The)	38,253
267	WEC Energy Group, Inc.	17,168
428	Xcel Energy, Inc.	19,534

		548,233

	Total Common Stocks and Other Equity Interests (Cost $15,797,880)	20,405,482

	Money Market Fund - 8.6%
1,998,355	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(d) (Cost $1,998,355)	1,998,355

	Total Investments in Securities (Cost $17,796,235)-97.0%	22,403,837
	Other assets less liabilities-3.0%	702,054

	Net Assets-100.0%	$23,105,891

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended January 31, 2018.

	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2018	Dividend Income
Invesco Ltd.	$16,463	$—	$—	$157	$—	$16,620	$133

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index (VIX) Futures	74	February-2018	$997,150	$(4,614)	$(4,614)
CBOE Volatility Index (VIX) Futures	74	March-2018	1,011,950	(974)	(974)
CBOE Volatility Index (VIX) Futures	3	May-2018	43,725	2,783	2,783
CBOE Volatility Index (VIX) Futures	5	June-2018	74,375	3,239	3,239
CBOE Volatility Index (VIX) Futures	5	July-2018	76,625	2,988	2,988
CBOE Volatility Index (VIX) Futures	2	August-2018	30,950	455	455

Total Futures Contracts - Equity Risk				$3,877	$3,877

Schedule of Investments

PowerShares Variable Rate Investment Grade Portfolio (VRIG)

January 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes - 35.4%
	Auto Manufacturers - 2.5%
$600,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 0.83%)(a)	2.243%	08/12/2019	$604,202
1,650,000	Ford Motor Credit Co. LLC (3 mo. USD LIBOR + 1.27%)(a)	2.956	03/28/2022	1,678,561
1,050,000	Ford Motor Credit Co. LLC, Series 1 (3 mo. USD LIBOR + 0.83%)(a)	2.379	03/12/2019	1,054,857
2,250,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 1.31%)(a)	3.003	06/30/2022	2,294,154
1,000,000	General Motors Financial Co., Inc. (3 mo. USD LIBOR + 0.99%)(a)	2.686	01/05/2023	1,005,625

				6,637,399

	Banks - 15.4%
3,281,000	Bank of America Corp. (3 mo. USD LIBOR + 1.00%)(a)	2.741	04/24/2023	3,352,493
1,000,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.72%)(a)	2.487	01/30/2023	1,001,142
3,750,000	Capital One NA (3 mo. USD LIBOR + 1.15%)(a)	2.917	01/30/2023	3,784,705
1,500,000	Citigroup, Inc. (3 mo. USD LIBOR + 0.95%)(a)	2.691	07/24/2023	1,522,041
2,000,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.43%)(a)	2.911	09/01/2023	2,071,469
1,500,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.36%)(a)	3.105	04/23/2021	1,541,114
250,000	Goldman Sachs Group, Inc. (The), GMTN (3 mo. USD LIBOR + 1.75%)(a)	3.510	10/28/2027	266,573
2,500,000	Goldman Sachs Group, Inc. (The), MTN (3 mo. USD LIBOR + 1.00%)(a)	2.741	07/24/2023	2,537,973
2,000,000	JPMorgan Chase & Co., Series 1	7.900	10/30/2165	2,032,500
1,500,000	JPMorgan Chase & Co., Series V	5.000	12/31/2049	1,526,250
3,000,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.88%)(a)	2.416	09/11/2022	3,029,151
1,500,000	Morgan Stanley, GMTN (3 mo. USD LIBOR + 1.40%)(a)	3.145	04/21/2021	1,541,541
2,500,000	Morgan Stanley, MTN (3 mo. USD LIBOR + 0.93%)(a)	2.675	07/22/2022	2,533,332
2,000,000	National Australia Bank Ltd. (Australia) (3 mo. USD LIBOR + 0.60%)(a)(b)	2.309	04/12/2023	2,002,172
3,250,000	Royal Bank of Scotland Group PLC (United Kingdom) (3 mo. USD LIBOR + 1.47%)(a)	2.886	05/15/2023	3,335,130
2,000,000	Sumitomo Mitsui Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.74%)(a)	2.474	10/18/2022	2,005,448
1,000,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.53%)(a)(b)	3.303	02/01/2022	1,035,512
2,500,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 0.95%)(a)(b)	2.366	08/15/2023	2,527,010
1,100,000	USB Realty Corp. (3 mo. USD LIBOR + 1.15%)(a)(b)	2.867	12/31/2049	979,688
1,500,000	Wells Fargo & Co. (3 mo. USD LIBOR + 1.23%)(a)	3.002	10/31/2023	1,547,332
1,000,000	Wells Fargo & Co., Series K	7.980	03/29/2049	1,007,500

				41,180,076

	Building Materials - 0.3%
750,000	Vulcan Materials Co. (3 mo. USD LIBOR + 0.60%)(a)	2.189	06/15/2020	750,771

	Computers - 0.6%
1,500,000	Dell International LLC / EMC Corp.(b)	5.875	06/15/2021	1,560,000

	Electric - 0.4%
1,000,000	Duke Energy Corp.	2.400	08/15/2022	972,664

	Healthcare-Products - 1.1%
2,975,000	Becton Dickinson and Co. (3 mo. USD LIBOR + 1.03%)(a)	2.539	06/06/2022	3,007,670

	Healthcare-Services - 1.0%
2,500,000	HCA, Inc.	6.500	02/15/2020	2,671,875

	Household Products/Wares - 1.0%
2,750,000	Reckitt Benckiser Treasury Services PLC (United Kingdom) (3 mo. USD LIBOR + 0.56%)(a)(b)	2.235	06/24/2022	2,749,794

	Insurance - 5.0%
3,500,000	Athene Global Funding (3 mo. USD LIBOR + 1.23%)(a)(b)	2.924	07/01/2022	3,564,303
1,750,000	Chubb Corp. (The) (3 mo. USD LIBOR + 2.25%)(a)	3.972	04/15/2037	1,758,750
1,000,000	Jackson National Life Global Funding (3 mo. USD LIBOR + 0.73%)(a)(b)	2.405	06/27/2022	1,014,813
3,500,000	MetLife, Inc., Series C	5.250	12/29/2049	3,618,125
3,000,000	Prudential Financial, Inc.	5.625	06/15/2043	3,266,250

				13,222,241

	Internet - 0.4%
1,143,000	Tencent Holdings Ltd. (China) (3 mo. USD LIBOR + 0.61%)(a)(b)	2.344	01/19/2023	1,146,572

	Oil & Gas - 0.6%
1,500,000	ConocoPhillips Co. (3 mo. USD LIBOR + 0.90%)(a)	2.316	05/15/2022	1,534,422

Schedule of Investments

	Pharmaceuticals - 1.1%
$3,000,000	Cardinal Health, Inc. (3 mo. USD LIBOR + 0.77%)(a)	2.359%	06/15/2022	$3,014,958

	Pipelines - 3.5%
2,750,000	Energy Transfer Partners LP, Series A	6.250	02/15/2166	2,770,331
3,000,000	Enterprise Products Operating LLC, Series D	4.875	08/16/2077	3,018,403
2,000,000	Plains All American Pipeline LP, Series B	6.125	11/15/2165	2,022,500
1,550,000	TransCanada Pipelines Ltd. (Canada) (3 mo. USD LIBOR + 2.21%)(a)	3.626	05/15/2067	1,501,563

				9,312,797

	Retail - 0.4%
600,000	Alimentation Couche-Tard, Inc. (Canada) (3 mo. USD LIBOR + 0.50%)(a)(b)	2.074	12/13/2019	600,458
500,000	Dollar Tree, Inc.	5.750	03/01/2023	523,438

				1,123,896

	Semiconductors - 0.2%
500,000	Qualcomm, Inc. (3 mo. USD LIBOR + 0.73%)(a)	2.497	01/30/2023	500,760

	Telecommunications - 1.9%
2,669,000	AT&T, Inc. (3 mo. USD LIBOR + 0.89%)(a)	2.303	02/14/2023	2,698,910
2,250,000	Verizon Communications, Inc. (3 mo. USD LIBOR + 1.00%)(a)	2.600	03/16/2022	2,297,823

				4,996,733

	Total Corporate Bonds and Notes (Cost $93,573,737)			94,382,628

Schedule of Investments

	U.S. Agency Mortgage Credit Risk Transfer - 19.6%(a)
	Structured Agency Credit Risk (STACR) - 17.2%(c)
$1,488,191	Federal Home Loan Mortgage Corp. (FHLMC), Class M1, Series 2017-HQA1 (1 mo. USD LIBOR + 1.20%)	2.761%	08/25/2029	$1,502,843
2,064,477	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-DN1 (1 mo. USD LIBOR + 2.20%)	3.761	02/25/2024	2,127,807
736,541	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ1 (1 mo. USD LIBOR + 2.50%)	4.061	08/25/2024	742,587
5,675,907	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ2 (1 mo. USD LIBOR + 2.20%)	3.761	09/25/2024	5,863,154
6,344	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2014-HQ3 (1 mo. USD LIBOR + 2.65%)	4.211	10/25/2024	6,349
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-DNA1 (1 mo. USD LIBOR + 1.85%)	3.411	10/25/2027	3,072,261
1,558,005	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ1 (1 mo. USD LIBOR + 2.20%)	3.761	03/25/2025	1,571,088
383,324	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQ2 (1 mo. USD LIBOR + 1.95%)	3.511	05/25/2025	391,310
5,626,963	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA1 (1 mo. USD LIBOR + 2.65%)	4.211	03/25/2028	5,746,024
4,911,428	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2015-HQA2 (1 mo. USD LIBOR + 2.80%)	4.361	05/25/2028	5,072,896
4,210,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-DNA1 (1 mo. USD LIBOR + 2.90%)	4.461	07/25/2028	4,339,435
1,947,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA1 (1 mo. USD LIBOR + 2.75%)	4.311	09/25/2028	1,997,599
3,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA2 (1 mo. USD LIBOR + 2.25%)	3.811	11/25/2028	3,077,792
2,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA3 (1 mo. USD LIBOR + 1.35%)	2.911	03/25/2029	2,545,996
5,600,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M2, Series 2016-HQA4 (1 mo. USD LIBOR + 1.30%)	2.861	04/25/2029	5,689,090
2,040,000	Federal Home Loan Mortgage Corp. (FHLMC), Class M3, Series 2015-HQ1 (1 mo. USD LIBOR + 3.80%)	5.361	03/25/2025	2,209,773

				45,956,004

	Connecticut Avenue Securities (CAS) - 2.4%(d)
132,252	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C01 (1 mo. USD LIBOR + 2.10%)	3.661	08/25/2028	132,954
2,215,375	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C03 (1 mo. USD LIBOR + 2.20%)	3.761	10/25/2028	2,233,102
576,636	Federal National Mortgage Association (FNMA), Class 2M1, Series 2016-C05 (1 mo. USD LIBOR + 1.35%)	2.911	01/25/2029	579,958
3,439,630	Federal National Mortgage Association (FNMA), Class 2M1, Series 2017-C02 (1 mo. USD LIBOR + 1.15%)	2.711	09/25/2029	3,468,794

				6,414,808

	Total U.S. Agency Mortgage Credit Risk Transfer (Cost $52,340,098)			52,370,812

	U.S. Government Sponsored Agency Mortgage-Backed Securities - 14.1%(a)
	Collateralized Mortgage Obligations - 7.2%
486,115	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class JF, Series 2012-4091 (1 mo. USD LIBOR + 0.50%)	2.059	06/15/2041	490,830
2,208,912	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2016-4547 (1 mo. USD LIBOR + 0.45%)	1.811	09/15/2040	2,212,046
2,576,172	Federal Home Loan Mortgage Corp. (FHLMC), REMICs, Class FA, Series 2017-4683 (1 mo. USD LIBOR + 0.35%)	1.711	09/15/2038	2,582,731
6,894,603	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F4, Series 2014-330 (1 mo. USD LIBOR + 0.35%)	1.711	10/15/2037	6,890,519
1,053,245	Federal Home Loan Mortgage Corp. (FHLMC), STRIPS, Class F2, Series 2016-350 (1 mo. USD LIBOR + 0.35%)	1.711	09/15/2040	1,052,227
969,584	Federal National Mortgage Association (FNMA) REMICs, Class FM, Series 2017-100 (1 mo. USD LIBOR + 0.32%)	1.681	12/25/2047	969,486
243,454	Federal National Mortgage Association (FNMA), REMICs, Class FJ, Series 2011-127 (1 mo. USD LIBOR + 0.35%)	1.911	09/25/2041	243,521
3,135,829	Federal National Mortgage Association (FNMA), REMICs, Class FB, Series 2014-92 (1 mo. USD LIBOR + 0.32%)	1.681	01/25/2045	3,129,977
586,759	Federal National Mortgage Association (FNMA), REMICs, Class FL, Series 2016-25 (1 mo. USD LIBOR + 0.50%)	2.061	05/25/2046	593,212

Schedule of Investments

$1,039,253	Federal National Mortgage Association (FNMA), REMICs, Class AF, Series 2017-68 (1 mo. USD LIBOR + 0.30%)	1.661%	09/25/2047	$1,039,153

				19,203,702

	Federal Home Loan Mortgage Corp. (FHLMC) - 3.4%
545,352	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.56%)	3.269	06/01/2037	567,335
1,273,439	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)	3.495	11/01/2038	1,335,608
1,173,433	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.74%)	3.476	03/01/2043	1,223,343
1,514,959	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.62%)	2.623	03/01/2046	1,523,043
1,964,157	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.64%)	3.245	09/01/2047	1,985,546
2,381,799	Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.63%)	2.540	12/01/2047	2,383,602

				9,018,477

	Federal National Mortgage Corp. (FNMA) - 2.7%
63,469	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.64%)	3.265	02/01/2035	63,671
2,210,233	Federal National Mortgage Association (FNMA) (1-Year Treasury Constant Maturity + 2.36%)	3.435	07/01/2035	2,347,309
219,121	Federal National Mortgage Association (FNMA) (6 mo. USD LIBOR + 1.57%)	3.086	07/01/2035	227,495
983,003	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.79%)	3.536	10/01/2036	1,034,478
538,385	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.73%)	3.476	03/01/2037	562,890
805,803	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.62%)	3.360	11/01/2037	842,408
924,255	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.60%)	2.808	06/01/2047	925,393
1,304,101	Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.60%)	2.627	08/01/2047	1,306,761

				7,310,405

	Government National Mortgage Association - 0.8%
1,984,268	Government National Mortgage Association (GNMA) (1-Year Treasury Constant Maturity + 1.50%)	2.500	10/20/2047	1,977,997

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $37,665,508)			37,510,581

	Commercial Mortgage-Backed Securities - 13.2%(a)(b)
2,000,000	BBCMS Mortgage Trust, Series 2017-GLKS (1 mo. USD LIBOR + 0.80%)	2.360	11/15/2034	2,001,184
428,063	BBCMS Trust, Series 2015-RRI (1 mo. USD LIBOR + 1.25%)	2.727	05/15/2032	428,411
3,000,000	BX Trust, Class B, Series 2017-SLCT (1 mo. USD LIBOR + 1.20%)	2.760	07/15/2034	3,008,873
1,350,000	CGDBB Commercial Mortgage Trust, Class A, Series 2017-BIOC (1 mo. USD LIBOR + 0.79%)	2.350	07/15/2032	1,353,334
2,750,000	CGDBB Commercial Mortgage Trust, Class B, Series 2017-BIOC (1 mo. USD LIBOR + 0.97%)	2.530	07/15/2032	2,758,056
2,000,000	CLNS Trust, Class A, Series 2017-IKPR (1 mo. USD LIBOR + 0.80%)	2.354	06/11/2032	2,005,170
3,400,000	Cold Storage Trust, Class A, Series 2017-ICE3 (1 mo. USD LIBOR + 1.00%)	2.559	04/15/2036	3,413,273
2,000,000	Commercial Mortgage Trust, Class B, Series 2014-FL5 (1 mo. USD LIBOR + 2.15%)	3.704	10/15/2031	1,990,104
800,000	Hospitality Mortgage Trust, Class B, Series 2017-HIT (1 mo. USD LIBOR + 1.18%)	2.735	05/08/2030	802,319
500,000	Hospitality Mortgage Trust, Class C, Series 2017-HIT (1 mo. USD LIBOR + 1.35%)	2.757	05/08/2030	501,463
3,000,000	Morgan Stanley Capital I Inc. (1 mo. USD LIBOR + 0.85%)	2.410	11/15/2034	3,008,832
1,000,000	Morgan Stanley Capital I Trust, Series 2017-CLS (1 mo. USD LIBOR + 0.85%)	2.410	11/15/2034	1,002,630
2,477,019	Motel 6 Trust, Class A, Series 2017-MTL6 (1 mo. USD LIBOR + 0.92%)	2.479	08/15/2034	2,487,835
1,000,000	Prime Finance Partners Ltd., Class AS, Series 2015-2 (Cayman Islands) (1 mo. USD LIBOR + 2.00%)	3.556	07/14/2034	999,667
1,000,000	Rosslyn Portfolio Trust, Class B, Series 2017-ROSS (1 mo. USD LIBOR + 1.25%)	2.728	06/15/2033	1,002,645
1,000,000	Stonemont Portfolio Trust, Class A, Series 2017-MONT (1 mo. USD LIBOR + 0.85%)	2.411	08/20/2030	1,003,993
1,500,000	Tharaldson Hotel Portfolio Trust, Series 2018-THPT (1 mo. USD LIBOR + 0.75%)	2.300	11/11/2034	1,499,063
1,500,000	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Class AFL, Series 2012-C7 (1 mo. USD LIBOR + 1.20%)	2.756	06/15/2045	1,532,019
1,500,000	Wells Fargo – Royal Bank of Scotland Commercial Mortgage Trust, Class AFL, Series 2012-C8 (1 mo. USD LIBOR + 1.00%)	2.556	08/15/2045	1,528,763
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI (1 mo. USD LIBOR + 0.73%)	2.290	12/15/2036	3,003,206

	Total Commercial Mortgage-Backed Securities (Cost $35,224,004)			35,330,840

	U.S. Treasury Securities - 11.0%
9,500,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	1.478	10/31/2019	9,510,796
500,000	U.S. Treasury Floating Rate Note (3 mo. U.S. Treasury Bill Money Market Yield Rate)(a)	1.430	01/31/2020	500,025
1,050,000	U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%)(a)	1.620	04/30/2018	1,050,648
2,200,000	U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(a)	1.604	07/31/2018	2,202,419

Schedule of Investments

$5,425,000	U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	1.570%	01/31/2019	$5,435,720
8,900,000	U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.07%)(a)	1.500	04/30/2019	8,912,428
1,300,000	U.S. Treasury Note	1.875	07/31/2022	1,265,799
500,000	U.S. Treasury Note	2.125	07/31/2024	484,580

	Total U.S. Treasury Securities (Cost $29,398,217)			29,362,415

	Asset-Backed Securities - 5.1%(a)
250,000	Capital One Multi-Asset Execution Trust, Class A2, Series 2016-A2 (1 mo. USD LIBOR + 0.63%)	2.190	02/15/2024	253,646
1,059,544	Edsouth Indenture NO 9 LLC, Class A, Series 2015-1 (1 mo. USD LIBOR + 0.80%)(b)	2.361	10/25/2056	1,063,281
1,903,755	Home Partners of America Trust, Class A, Series 2017-1 (1 mo. USD LIBOR + 0.82%)(b)	2.373	07/17/2034	1,909,731
2,000,000	Invitation Homes Trust, Series 2017-SFR2 (1 mo. USD LIBOR + 1.45%)(b)	3.006	12/17/2036	2,022,385
1,000,000	Invitation Homes Trust, Series 2018-SFR1 (1 mo. USD LIBOR + 0.95%)(b)		03/17/2037	1,005,000
1,524,130	Pennsylvania Higher Education Assistance Agency (3 mo. USD LIBOR + 1.10%)	2.845	01/25/2028	1,535,424
5,788,677	PHEAA Student Loan Trust, Series 2016-1 (1 mo. USD LIBOR + 1.15%)(b)	2.711	09/25/2065	5,880,211

	Total Asset-Backed Securities (Cost $13,646,647)			13,669,678

	Collateralized Mortgage Obligations - 1.2%
554,295	Adjustable Rate Mortgage Trust, Class 6A1, Series 2004-2(e)	3.603	02/25/2035	559,160
593,387	Bear Stearns Adjustable Rate Mortgage Trust, Class 6A, Series 2003-7(e)	3.578	10/25/2033	599,168
413,464	Bear Stearns Adjustable Rate Mortgage Trust, Class 4A1, Series 2003-8(e)	3.757	01/25/2034	417,694
372,475	Bear Stearns Adjustable Rate Mortgage Trust, Class A2, Series 2005-2 (12 mo. USD LIBOR + 1.95%)(a)	4.057	03/25/2035	376,897
303,301	Merrill Lynch Mortgage Investors Trust, Class A1, Series 2003-F (1 mo. USD LIBOR + 0.64%)(a)	2.201	10/25/2028	300,871
165,503	Merrill Lynch Mortgage Investors Trust, Class A5, Series 2005-A2(e)	3.420	02/25/2035	169,490
282,385	Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-16(e)	3.569	11/25/2034	281,542
209,242	WAMU Mortgage Pass-Through Certificates Trust, Class A2, Series 2004-AR3(e)	3.197	06/25/2034	213,695
402,089	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2005-AR12(e)	3.587	05/25/2035	410,383

	Total Collateralized Mortgage Obligations (Cost $3,314,889)			3,328,900

Number of Shares
	Money Market Fund - 0.5%
1,456,333	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 1.22%(f) (Cost $1,456,333)			1,456,333

	Total Investments in Securities (Cost $266,619,433) - 100.1%			267,412,187
	Other assets less liabilities - (0.1)%			(396,541)

	Net Assets - 100.0%			$267,015,646

Investment Abbreviations:

GMTN - Global Medium-Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

REMICs - Real Estate Mortgage Investment Conduits

STRIPS - Separately Traded Registered Interest and Principal Securities

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2018.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2018 was $64,391,770, which represented 24.12% of the Fund’s Net Assets.
(c)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(d)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.

Schedule of Investments

(e)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect January 31, 2018.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of January 31, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The appreciation (depreciation) on futures contracts held in PowerShares S&P 500® Downside Hedged Portfolio were based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
PowerShares Multi-Strategy Alternative Portfolio
Investments in Securities
Common Stocks and Other Equity Interests	$1,645,012	$—	$—	$1,645,012
Money Market Fund	2,475,450	—	—	2,475,450

Total Investments in Securities	4,120,462	—	—	4,120,462

Other Investments - Assets*
Forward Foreign Currency Contracts	—	16,394	—	16,394
Futures Contracts	57,333	—	—	57,333

	57,333	16,394	—	73,727

Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(26,660)	—	(26,660)
Futures Contracts	(106,888)	—	—	(106,888)

	(106,888)	(26,660)	—	(133,548)

Total Other Investments	(49,555)	(10,266)	—	(59,821)

Total Investments	$4,070,907	$(10,266)	$—	$4,060,641

* Unrealized appreciation (depreciation).

PowerShares Variable Rate Investment Grade Portfolio
Investments in Securities
Corporate Bonds and Notes	$—	$94,382,628	$—	$94,382,628
U.S. Agency Mortgage Credit Risk Transfer	—	52,370,812	—	52,370,812
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	37,510,581	—	37,510,581
Commercial Mortgage-Backed Securities	—	35,330,840	—	35,330,840
U. S. Treasury Securities	—	29,362,415	—	29,362,415
Asset-Backed Securities	—	13,669,678	—	13,669,678
Collateralized Mortgage Obligations	—	3,328,900	—	3,328,900
Money Market Fund	1,456,333	—	—	1,456,333

Total Investments	$1,456,333	$265,955,854	$—	$267,412,187

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2018:

	Value
	PowerShares Multi- Strategy Alternative Portfolio				PowerShares S&P 500® Downside Hedged Portfolio
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on forward foreign currency contracts outstanding	$16,394	$—	$—	$16,394	$—	$—	$—	$—

Unrealized appreciation on futures contracts - Exchange-Traded(a)	—	17,234	40,099	57,333	—	9,465	—	9,465

Total Derivative Assets	16,394	17,234	40,099	73,727	—	9,465	—	9,465

Derivatives not subject to master netting agreements	—	(17,234)	(40,099)	(57,333)	—	(9,465)	—	(9,465)

Total Derivative Assets subject to master netting agreements	$16,394	$—	$—	$16,394	$—	$—	$—	$—

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation forward foreign currency contracts outstanding	$(26,660)	$—	$—	$(26,660)	$—	$—	$—	$—

Unrealized depreciation on futures contracts - Exchange-Traded(a)	—	(106,888)	—	(106,888)	—	(5,588)	—	(5,588)

Total Derivative Liabilities	(26,660)	(106,888)	—	(133,548)	—	(5,588)	—	(5,588)

Derivatives not subject to master netting agreements	—	106,888	—	106,888	—	5,588	—	5,588

Total Derivative Liabilities subject to master netting agreements	$(26,660)	$—	$—	$(26,660)	$—	$—	$—	$—

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the three months ended January 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Multi- Strategy Alternative Portfolio				PowerShares S&P 500® Downside Hedged Portfolio
	Currency Risk	Equity Risk	Interest Rate Risk	Total	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(11,771)	$—	$—	$(11,771)	$—	$—	$—	$—
Futures contracts	—	(115,210)	25,699	(89,511)	—	(224,928)	—	(224,928)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	2,658	—	—	2,658	—	—	—	—
Futures contracts	—	(14,948)	36,387	21,439	—	118,861	—	118,861

Total	$(9,113)	$(130,158)	$62,086	$(77,185)	$—	$(106,067)	$—	$(106,067)

The table below summarizes the average notional value of futures contracts and forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Multi-Strategy Alternative Portfolio	PowerShares S&P 500® Downside Hedged Portfolio
Forward foreign currency contracts	$2,473,420	$—
Futures contracts	15,290,063	1,116,967

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Actively Managed Exchange-Traded Fund Trust

By:                     /s/ Daniel  E. Draper

Name:                Daniel E. Draper

Title:                  President

Date:                  3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                     /s/ Daniel  E. Draper

Name:                Daniel E. Draper

Title:                  President

Date:                  3/29/2018

By:                     /s/ Steven  Hill

Name:                Steven Hill

Title:                  Treasurer

Date:                  3/29/2018